Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0000036104
Registrant Name	US BANCORP \DE\
Registration File Number	333-294133
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A